Finance Receivables - Schedule of TDR average net receivables and finance charges recognized on TDR finance receivables (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Financing Receivable, Modifications [Line Items]
TDR average net receivables		$ 270		$ 245	[1]	$ 979
TDR finance charges recognized		23		15		51
TDR average net receivables, held for sale		103		93	[2]	250	[2]
TDR finance charges recognized, held for sale		6		5		5
Consumer Loan [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Modifications [Line Items]
TDR average net receivables		95	[3]	35	[1]	17	[1]
TDR finance charges recognized		12	[3]	3	[1]	2	[1]
TDR average net receivables, held for sale		1		2	[3]	0	[2]
TDR finance charges recognized, held for sale		0		0		0
Spring Castle Portfolio [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Modifications [Line Items]
TDR average net receivables		0		12	[1]	5
TDR finance charges recognized		0		1		1
Real Estate Loan [Member] | OneMain Holdings, Inc. [Member]
Financing Receivable, Modifications [Line Items]
TDR average net receivables	[2]	175		198	[1]	957
TDR finance charges recognized	[2]	11		11		48
TDR average net receivables, held for sale		102		91	[2]	250	[2]
TDR finance charges recognized, held for sale		$ 6		$ 5		$ 5

[1]	TDR real estate loan average net receivables held for sale for 2014 reflect a five-month average since the real estate loans were transferred to finance receivables held for sale on August 1, 2014.
[2]	TDR personal loan average net receivables for 2015 reflect a two-month average for OneMain’s TDR average net receivables.
[3]	TDR personal loan average net receivables held for sale for 2015 reflect a three-month average since the personal loans were transferred to finance receivables held for sale on September 30, 2015.